Business (Q2) (Tables)	6 Months Ended
Jun. 30, 2023
Business [Abstract]
Affiliation Agreements with Acquired Oncology Practices	During the six months ended June 30, 2023 and 2022, the Company entered into affiliation agreements with or acquired the following oncology practices.

Six Months Ended June 30, 2022		Six Months Ended June 30, 2023
State	Effective Date	State	Effective Date
Arizona	1/1/2022	Texas(a)	6/12/2023
Georgia(a)	1/1/2022
Louisiana(a)	1/17/2022
Georgia(a)	4/5/2022
Georgia(a)	5/1/2022

(a)
The Company entered into affiliation agreements with the physicians for these respective practices. The Company evaluated each of the affiliation agreements and determined that the transactions did not represent a business combination.